Equity, Issuance of Equity Securities (Details) $ / shares in Units, $ / shares in Units, $ in Millions		12 Months Ended
	Jun. 25, 2020 CAD ($) shares	Dec. 31, 2021 CAD ($) shares $ / shares		Dec. 31, 2021 USD ($) shares		Dec. 31, 2020 shares $ / shares	Dec. 31, 2021 $ / shares
Issuance of equity securities [Abstract]
Gross proceeds	$ 8,338,161
Warrants issued (in shares) | shares		19,250,000		19,250,000
Warrant valuation assumptions [Abstract]
Commissions and fees incurred	$ 843,541
Broker Warrants [Member]
Issuance of equity securities [Abstract]
Warrants issued (in shares) | shares	345,027	1,144,200		1,144,200
Warrants strike price (in dollars per share) | $ / shares		$ 1.45				$ 2.56
Warrant valuation assumptions [Abstract]
Expected life	2
Risk-free rate	0.30%
Volatility	118.00%
Dividend yield	0.00%
Warrants [Member]
Issuance of equity securities [Abstract]
Warrants issued (in shares) | shares		1,144,200	[1]	1,144,200	[1]	6,095,483
Warrant valuation assumptions [Abstract]
Expected life	1.5
Risk-free rate	0.30%
Volatility	128.00%
Dividend yield	0.00%
Private Placement [Member]
Issuance of equity securities [Abstract]
Closing date		Jan. 13, 2021		Jan. 13, 2021
Gross proceeds		$ 77,500,000
Common shares issued (in shares) | shares		15,500,000
Fair value of the shares issued (in dollars per share) | $ / shares		$ 6.34
Warrant valuation assumptions [Abstract]
Commissions and fees incurred		$ 5,336,748
Commissions and fees unpaid
Private Placement [Member] | Broker Warrants [Member]
Issuance of equity securities [Abstract]
Warrants issued (in shares) | shares		930,000		930,000
Fair value of warrants issued (in dollars per share) | $ / shares		$ 4.22
Warrants strike price (in dollars per share) | $ / shares		$ 6.25
Warrants term		24 months		24 months
Private Placement [Member] | Warrants [Member]
Warrant valuation assumptions [Abstract]
Valuation model		Black-Scholes		Black-Scholes
Expected life		2		2
Risk-free rate		0.16%		0.16%
Volatility		136.00%		136.00%
Dividend yield		0.00%		0.00%
Public Bought Deal [Member]
Issuance of equity securities [Abstract]
Closing date		Jun. 15, 2021		Jun. 15, 2021
Gross proceeds		$ 115,000,000.0
Common shares issued (in shares) | shares		23,000,000
Fair value of the shares issued (in dollars per share) | $ / shares		$ 4.93
Warrant valuation assumptions [Abstract]
Commissions and fees incurred		$ 7,335,588
Commissions and fees unpaid
Public Bought Deal [Member] | Broker Warrants [Member]
Issuance of equity securities [Abstract]
Warrants issued (in shares) | shares		144,000		144,000
Fair value of warrants issued (in dollars per share) | $ / shares		$ 3.12
Warrants strike price (in dollars per share) | $ / shares		$ 6.25
Warrants term		24 months		24 months
Public Bought Deal [Member] | Warrants [Member]
Warrant valuation assumptions [Abstract]
Valuation model		Black-Scholes		Black-Scholes
Expected life		2		2
Risk-free rate		0.16%		0.16%
Volatility		136.00%		136.00%
Dividend yield		0.00%		0.00%
Public Offering [Member]
Issuance of equity securities [Abstract]
Closing date		Sep. 17, 2021		Sep. 17, 2021
Gross proceeds		$ 220,200,000		$ 172.5
Common shares issued (in shares) | shares		20,182,500
Fair value of the shares issued (in dollars per share) | (per share)		$ 10.27					$ 8.55
Warrant valuation assumptions [Abstract]
Commissions and fees incurred		$ 12,422,226
Commissions and fees unpaid
Public Offering [Member] | Broker Warrants [Member]
Issuance of equity securities [Abstract]
Warrants issued (in shares) | shares		70,200		70,200
Fair value of warrants issued (in dollars per share) | (per share)		$ 8.30					$ 6.51
Warrants strike price (in dollars per share) | $ / shares		$ 10.69
Warrants term		60 months		60 months
Public Offering [Member] | Warrants [Member]
Warrant valuation assumptions [Abstract]
Valuation model		Black-Scholes		Black-Scholes
Expected life		5		5
Risk-free rate		1.13%		1.13%
Volatility		120.00%		120.00%
Dividend yield		0.00%		0.00%

[1]	The warrants issued comprise of 1,144,200 broker warrants related to the three equity issuances completed during the year ended December 31, 2021.